Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

As of December 31, 2021 and 2020 accrued expenses consisted of the following:

	As of	As of
	December 30,	December 31,
	2021	2020
Interest payable	$34,612	$976,032
Insurance liability	-	15,813
Deferred rent	34,226	-
Payroll liabilities	622,619	296,036
State Taxes	10,900	-
Broker and commission payables	21,354	68,093
Marketing and advertising payables	329,530	6,250
Credit card payables	206,586	201,116
Capital raise payables	-	94,978
Professional fees payable	156,400	-
Other	218,751	52,066
	$1,634,978	$1,710,384